Related Party Transactions (Houston Electric and CERC) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Capital distribution to parent associated with the Internal Spin (1)	$ 0	$ 0	$ 0
CenterPoint Energy Houston Electric, LLC
Related Party Transaction [Line Items]
Cash dividends paid to parent	376	209	180
Capital distribution to parent associated with the Internal Spin (1)	0	0	0
CenterPoint Energy Houston Electric, LLC | Other, net [Member]
Related Party Transaction [Line Items]
Interest income, net (1)	18	1	2
CenterPoint Energy Houston Electric, LLC | Operation And Maintenance Expense [Member]
Related Party Transaction [Line Items]
Net affiliate service charges (billings)	(8)	(17)	(9)
CenterPoint Energy Houston Electric, LLC | Operation And Maintenance Expense [Member] | CenterPoint Energy [Member]
Related Party Transaction [Line Items]
Corporate service charges	177	190	188
CenterPoint Energy Houston Electric, LLC | Accounts and notes receivable (payable) - affiliate companies [Member]
Related Party Transaction [Line Items]
Money pool investments (borrowings) (1)	$ 481
Money Pool Borrowings		$ (1)
CenterPoint Energy Houston Electric, LLC | Investments [Member]
Related Party Transaction [Line Items]
Weighted average interest rate	1.98%	2.42%
CenterPoint Energy Resources Corp.
Related Party Transaction [Line Items]
Cash dividends paid to parent	$ 120	$ 360	601
Capital distribution to parent associated with the Internal Spin (1)	(28)	(1,473)	0
CenterPoint Energy Resources Corp. | Other, net [Member]
Related Party Transaction [Line Items]
Interest income, net (1)	4	0	0
CenterPoint Energy Resources Corp. | Operation And Maintenance Expense [Member]
Related Party Transaction [Line Items]
Net affiliate service charges (billings)	8	17	9
CenterPoint Energy Resources Corp. | Operation And Maintenance Expense [Member] | CenterPoint Energy [Member]
Related Party Transaction [Line Items]
Corporate service charges	141	147	128
CenterPoint Energy Resources Corp. | Accounts and notes receivable (payable) - affiliate companies [Member]
Related Party Transaction [Line Items]
Money pool investments (borrowings) (1)	$ 0	$ 114
CenterPoint Energy Resources Corp. | Investments [Member]
Related Party Transaction [Line Items]
Weighted average interest rate	1.98%	2.42%
Additional Paid-in Capital [Member] | CenterPoint Energy Houston Electric, LLC
Related Party Transaction [Line Items]
Contribution From Parent	$ 590	$ 200	0
Additional Paid-in Capital [Member] | CenterPoint Energy Resources Corp.
Related Party Transaction [Line Items]
Contribution From Parent	129	960	38
Capital distribution to parent associated with the Internal Spin (1)	$ 28	$ 1,473	$ 0